ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
ADVANCES TO SUPPLIERS, NET - THIRD PARTIES
Schedule of advances to suppliers, net - third parties

Advance to suppliers, net – third parties were as follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Advances to suppliers - current	3,271,284	4,559,224
Advances to suppliers – non-current	310,375	648,377
Advances to suppliers, net	3,581,659	5,207,601